OAK ASSOCIATES FUNDS

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

VIA EDGAR

March 3, 2026

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Oak Associates Funds (the “Registrant”)

File Nos. 333-42115, 811-08549

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information (“SAI”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 49 (the “Amendment”) to the Registrant's registration statement on Form N-1A, and (ii) the Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on February 27, 2026 (SEC Accession No. 0001580642-26-001268).

If you need any further assistance, please contact the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

Maggie Bull

Secretary

cc: Mr. Chuck Kiraly, President